Condensed Financial Information of the Company - Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Line Items]
Net cash (used)/generated from operating activities	¥ 307,761	¥ 247,591	¥ 206,151
Net cash generated from investing activities	(188,106)	(64,206)	(212,231)
Net cash used in financing activities	(82,252)	(64,901)	(57,820)
Net increase/(decrease) in cash and cash equivalents	37,403	118,484	(63,900)
Cash and cash equivalents at beginning of year	175,933	57,302	120,636
Effect of changes in foreign exchange rate	(607)	147	566
Cash and cash equivalents at end of year	212,729	175,933	57,302
Parent [member]
Disclosure of cash flow statement [Line Items]
Net cash (used)/generated from operating activities	(96)	(156)	2
Net cash generated from investing activities	16,414	14,778	15,792
Net cash used in financing activities	(16,288)	(14,532)	(16,331)
Net increase/(decrease) in cash and cash equivalents	30	90	(537)
Cash and cash equivalents at beginning of year	310	245	554
Effect of changes in foreign exchange rate	(46)	(25)	228
Cash and cash equivalents at end of year	¥ 294	¥ 310	¥ 245